COMPULSORY LOAN (Tables)	12 Months Ended
Dec. 31, 2022
COMPULSORY LOAN
Schedule of liabilities related to the Compulsory Loan

Opening balance as of December 31, 2021 and 2020	1,216,335	1,047,109
Ingress of resources	44,746	—
Provision for Implantation of Shares	101,813	107,652
Debt charges	9,360	30,791
Interest payment	(11,518)	(1,328)
Monetary adjustment	26,632	32,111
Write-off	(97,766)	—
Final balance as of December 31, 2022 and 2021	1,289,602	1,216,335